Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets at December 31, 2018 and 2019, are analyzed as follows:

Vessel (Borrower)	December 31, 2018	December 31, 2019
(a) Northsea Alpha (Secondone)	$4,055	$3,690
(a) Northsea Beta (Thirdone)	4,055	3,690
(b) Pyxis Malou (Fourthone)	11,190	10,020
(c) Pyxis Delta (Sixthone)	5,400	4,050
(c) Pyxis Theta (Seventhone)	14,722	13,469
(d) Pyxis Epsilon (Eighthone)	24,000	24,000
Total	$63,422	$58,919

Current portion	$4,503	$9,241
Less: Current portion of deferred financing costs	(170)	(257)
Current portion of long-term debt, net of deferred financing costs, current	$4,333	$8,984

Long-term portion	$58,919	$49,678
Less: Non-current portion of deferred financing costs	(790)	(445)
Long-term debt, net of current portion and deferred financing costs, non-current	$58,129	$49,233

Schedule of Principal Payments

The annual principal payments required to be made after December 31, 2019, are as follows:

To December 31,	Amount
2020 *	$9,241
2021	3,312
2022	11,971
2023	34,395
2024 and thereafter	-
Total	$58,919

* $5,674 relate to prepayments for Pyxis Delta and Pyxis Theta loan facility (as discussed earlier in this Note). The scheduled principal payments in 2020 are $3,192